Condensed Consolidated Statements of Operations (Q2) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Costs of operating expenses include stock based compensation expense as follows:
Stock based compensation	$ 0	$ 0	$ 84,588,000	$ 0
Research and Development [Member]
Costs of operating expenses include stock based compensation expense as follows:
Stock based compensation	0	0	30,142,500	0
General and Administration [Member]
Costs of operating expenses include stock based compensation expense as follows:
Stock based compensation	$ 0	$ 0	$ 54,445,500	$ 0